JPMorgan U.S. Treasury Plus Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morgan C Shares [Member] | Morgan
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	2.12%	1.39%